THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.9%

	Shares	Value

Communication Services — 5.7%
Comcast, Cl A	976,237	$43,286,349
Interpublic Group	736,987	21,122,047

		64,408,396

Consumer Discretionary — 8.9%
Genuine Parts	264,685	38,215,221
Home Depot	126,766	38,303,614
MDC Holdings	585,723	24,149,359

		100,668,194

Consumer Staples — 12.3%
Keurig Dr Pepper	770,363	24,320,360
Procter & Gamble	339,535	49,524,575
Target	202,069	22,342,769
Unilever ADR	863,444	42,654,134

		138,841,838

Energy — 10.2%
ConocoPhillips	492,280	58,975,144
Enterprise Products Partners (A)	2,057,469	56,312,926

		115,288,070

Financials — 17.0%
Ares Management, Cl A	513,892	52,864,070
CME Group, Cl A	247,277	49,509,801
Morgan Stanley	492,728	40,241,096
Old Republic International	1,832,747	49,374,204

		191,989,171

Health Care — 8.6%
AbbVie	357,474	53,285,075
Johnson & Johnson	281,471	43,839,108

		97,124,183

Industrials — 17.2%
Cummins	182,676	41,734,159
Paychex	337,658	38,942,097
Snap-on	167,576	42,741,934
United Parcel Service, Cl B	200,411	31,238,063

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
SEPTEMBER 30, 2023
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Industrials— continued
Watsco	104,171	$39,347,470

		194,003,723

Information Technology — 9.3%
Broadcom	77,831	64,644,872
Texas Instruments	256,022	40,710,058

		105,354,930

Real Estate — 3.8%
Lamar Advertising, Cl A ‡	505,748	42,214,786

Utilities — 3.9%
Public Service Enterprise Group	760,936	43,304,868

TOTAL COMMON STOCK (Cost $859,044,810)		1,093,198,159

SHORT-TERM INVESTMENT — 1.0%

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CL X, 5.127% (B) (Cost $11,462,698)	11,462,698	11,462,698

TOTAL INVESTMENTS — 97.9% (Cost $870,507,508)		$1,104,660,857

Percentages are based on Net Assets of $1,128,865,321.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At September 30, 2023, these securities amounted to $56,312,926 or 4.99% of net assets.
(B)	The reporting rate is the 7-day effective yield as of September 30, 2023.

ADR — American Depositary Receipt

Cl — Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HCM-QH-001-2300

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